Reinsurance - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Reinsurance [Line Items]
Reinsurance recoverables and receivables, collateral	$ 3,485,810	$ 3,669,536
Minimum
Reinsurance [Line Items]
Reinsurance retained amount per individual	1,000	1,000
Maximum
Reinsurance [Line Items]
Reinsurance retained amount per individual	$ 5,000	$ 5,000